Share-Based Compensation - Summary of Classification of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 32,247	$ 4,819	¥ 23,470	¥ 3,363
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	30,159	4,507	21,367	2,178
Sales and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 2,088	$ 312	¥ 2,103	¥ 1,185